united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 2/28/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2019

Principal ($)				Fair Value
	SHORT-TERM INVESTMENTS - 74.2%
	U.S. TREASURY BILLS - 74.2%	Interest Rate ^	Maturity Date
17,000,000	United States Treasury Bill	0.00%	4/11/2019	$16,953,436
15,000,000	United States Treasury Bill +	0.00%	4/25/2019	14,945,344
13,000,000	United States Treasury Bill	0.00%	5/2/2019	12,946,547
100,000,000	United States Treasury Bill	0.00%	5/9/2019	99,540,958
35,000,000	United States Treasury Bill	0.00%	5/23/2019	34,807,140
	TOTAL SHORT-TERM INVESTMENTS (Cost $179,203,844)			179,193,425

	TOTAL INVESTMENTS - 74.2% (Cost $179,203,844)			$179,193,425
	OTHER ASSETS LESS LIABILITIES - 25.8% (a)			62,168,951
	NET ASSETS - 100.0%			$241,362,376

(a) Includes unrealized gain/loss on derivative contracts.
^ Zero Coupon Bond.
+ A portion of this investment is a holding of the Longboard Fund Limited.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
February 28, 2019

Open Long Future Contracts	Description	Expiration	Notional Value	Unrealized Appreciation/ (Depreciation)
253	3 Mo Euro (Euribor)	Dec-19	$72,199,267	$63,748
159	90 Day Sterling Future	Mar-19	26,208,396	(2,585)
979	AUST 3YR Bond Future	Mar-19	68,512,194	275,511
447	AUST 10YR Bond Future	Mar-19	31,133,991	1,351,280
366	Bankers Acceptance Future	Dec-19	67,961,503	(3,511)
566	CAN 10YR Bond Future	Jun-19	58,323,356	(254,459)
95	Euro Buxl Future	Mar-19	19,908,813	652,560
546	Euro BOBL Future	Mar-19	82,516,073	277,719
249	Euro Bund Future	Mar-19	46,871,409	759,091
565	Euro Schatz	Mar-19	71,937,949	(54,011)
463	Gold 100 oz +	Dec-19	19,481,602	(290,723)
81	ICE ECX Carbon Emission +	Dec-19	2,000,572	200,764
105	Japan 10y Bonds (OSE)	Mar-19	144,068,400	777,155
436	Live Cattle Future +	Apr-19	22,645,840	92,120
67	LME Tin Future +	Mar-19	7,278,545	(33,165)
422	Long Gilt Future	Jun-19	70,606,220	(820,180)
46	Palladium Future +	Jun-19	6,906,900	73,140
			Net Unrealized Appreciation from Open Long Futures Contracts	$3,064,454
+ All of this investment is a holding of the Longboard Fund Limited.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
February 28, 2019

Open Short Future Contracts	Description	Expiration	Notional Value	Unrealized Appreciation/ (Depreciation)
(72)	Brent Crude Future +	May-19	$(4,774,320)	(54,000)
(920)	Canola Future (WCE) +	May-19	(6,555,262)	254,281
(678)	Coffee Robusta +	May-19	(10,420,860)	(19,300)
(118)	Coffee 'C' Future +	May-19	(4,356,413)	210,188
(1,047)	Corn Future +	May-19	(19,408,763)	667,463
(435)	Crude Palm Oil Future +	May-19	(5,672,169)	365,886
(33)	Dax Index	Mar-19	(10,822,210)	(673,354)
(291)	Euro STOXX 50	Mar-19	(10,928,314)	(846,345)
(113)	Frozen Concentrated OJ +	May-19	(1,988,235)	(25,260)
(74)	FTSE/MIB Index Future	Mar-19	(8,702,348)	(855,788)
(80)	Gasoline RBOB +	Apr-19	(5,887,728)	(208,190)
(107)	IBEX-35 Index	Mar-19	(11,321,584)	(353,566)
(291)	KC HRW Wheat Future +	May-19	(6,467,475)	634,088
(329)	Lean Hogs +	Apr-19	(7,353,150)	(20,150)
(110)	LME Lead Future +	Mar-19	(5,915,938)	(486,750)
(159)	LME Aluminum Future +	Mar-19	(7,531,631)	206,700
(131)	MSCI EAFE Index Mini	Mar-19	(12,241,950)	(801,720)
(137)	MSCI Emerging Markets	Mar-19	(7,169,895)	(521,970)
(786)	MSCI Sing IX Future	Mar-19	(20,929,751)	347,720
(280)	MSCI Taiwan Index	Mar-19	(10,592,400)	(16,800)
(455)	Nikkei 225 Mini	Mar-19	(8,742,769)	(878,320)
(103)	NY Harbor ULSD Future +	Apr-19	(8,770,100)	(78,301)
(358)	Red Wheat Future +	May-19	(10,010,575)	194,800
(134)	Silver Future +	May-19	(10,474,780)	178,220
(292)	Soybean Future +	May-19	(13,289,650)	131,363
(618)	Soybean Meal Future +	May-19	(18,910,800)	389,370
(48)	TOPIX Index Future	Mar-19	(6,924,901)	(254,060)
(817)	Wheat Future (CBT) +	May-19	(18,770,575)	1,077,063
(90)	WTI Crude Future +	Apr-19	(5,149,800)	(186,300)
(90)	WTI Crude Future +	Apr-19	(5,149,800)	(212,400)
	Net Unrealized Appreciation from Open Short Futures Contracts			$(1,835,432)

	Net Unrealized Appreciation from Open Futures Contracts			$1,229,022

+ All of this investment is a holding of the Longboard Fund Limited.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FOREIGN EXCHANGE CONTRACTS
February 28, 2019

As of February 28, 2019, Longboard Managed Futures Strategy Fund had the following open forward currency contracts:
Settlement Date	Currency Units to Receive/Deliver		In Exchange For		Counterparty	Unrealized Appreciation/ (Depreciation)

3/20/2019	1,900,000	AUD	1,352,667	USD	Jefferies Financial Services, Inc.	$(529)
3/20/2019	3,600,000	AUD	285,098,040	JPY	Jefferies Financial Services, Inc.	(2,513)
3/20/2019	3,300,000	BRL	887,431	USD	Jefferies Financial Services, Inc.	(8,551)
3/20/2019	50,200,000	BRL	13,577,108	USD	Jefferies Financial Services, Inc.	(207,478)
3/20/2019	28,200,000	CAD	2,367,404,100	JPY	Jefferies Financial Services, Inc.	126,171
3/20/2019	2,200,000	CAD	1,670,848	USD	Jefferies Financial Services, Inc.	293
3/20/2019	2,200,000	CAD	1,671,567	USD	Jefferies Financial Services, Inc.	(427)
3/20/2019	4,000,000	CHF	4,103,237	USD	Jefferies Financial Services, Inc.	(81,630)
3/20/2019	42,915,300	CZK	1,900,000	USD	Jefferies Financial Services, Inc.	8,501
3/20/2019	2,250,000	EUR	283,289,625	JPY	Jefferies Financial Services, Inc.	17,448
3/20/2019	2,000,000	EUR	2,281,162	USD	Jefferies Financial Services, Inc.	(594)
3/20/2019	2,500,000	EUR	2,146,870	GBP	Jefferies Financial Services, Inc.	(7,293)
3/20/2019	17,125,000	GBP	21,806,975	USD	Jefferies Financial Services, Inc.	990,543
3/20/2019	36,977,061	GBP	42,375,000	EUR	Jefferies Financial Services, Inc.	905,873
3/20/2019	1,250,000	GBP	1,652,054	USD	Jefferies Financial Services, Inc.	11,999
3/20/2019	21,375,000	GBP	3,146,656,500	JPY	Jefferies Financial Services, Inc.	151,112
3/20/2019	3,654,579,000	JPY	47,000,000	AUD	Jefferies Financial Services, Inc.	(574,667)
3/20/2019	2,989,272,375	JPY	21,375,000	GBP	Jefferies Financial Services, Inc.	(1,566,783)
3/20/2019	3,650,331,500	JPY	29,000,000	EUR	Jefferies Financial Services, Inc.	(233,498)
3/20/2019	3,837,500,000	JPY	34,944,339	USD	Jefferies Financial Services, Inc.	(426,015)
3/20/2019	2,297,284,800	JPY	28,200,000	CAD	Jefferies Financial Services, Inc.	(756,895)
3/20/2019	3,475,000,000	JPY	32,169,164	USD	Jefferies Financial Services, Inc.	(911,529)
3/20/2019	3,550,096,000	JPY	32,000,000	CHF	Jefferies Financial Services, Inc.	(239,735)
3/20/2019	139,492,800	NOK	16,000,000	USD	Jefferies Financial Services, Inc.	333,988
3/20/2019	28,000,000	NZD	19,394,760	USD	Jefferies Financial Services, Inc.	(306,154)
3/20/2019	8,500,000	PLN	2,243,958	USD	Jefferies Financial Services, Inc.	6,777
3/20/2019	50,000,000	RUB	761,353	USD	Jefferies Financial Services, Inc.	(4,330)
3/20/2019	19,241,145	SEK	2,100,000	USD	Jefferies Financial Services, Inc.	(12,797)
3/20/2019	7,485,916	USD	29,100,000	BRL	Jefferies Financial Services, Inc.	(264,209)
3/20/2019	6,192,570	USD	24,400,000	BRL	Jefferies Financial Services, Inc.	(305,816)
3/20/2019	21,722,026	USD	30,100,000	AUD	Jefferies Financial Services, Inc.	301,319
3/20/2019	42,643,885	USD	33,812,500	GBP	Jefferies Financial Services, Inc.	(2,368,733)
3/20/2019	40,164,344	USD	53,600,000	CAD	Jefferies Financial Services, Inc.	(550,707)
3/20/2019	65,035,032	USD	7,312,500,000	JPY	Jefferies Financial Services, Inc.	(740,927)
3/20/2019	19,203,184	USD	28,000,000	NZD	Jefferies Financial Services, Inc.	114,578
3/20/2019	27,578,892	USD	104,000,000	PLN	Jefferies Financial Services, Inc.	40,489
3/20/2019	12,244,837	USD	820,000,000	RUB	Jefferies Financial Services, Inc.	(170,337)
3/20/2019	53,748,556	USD	53,000,000	CHF	Jefferies Financial Services, Inc.	462,258
3/20/2019	28,200,000	USD	638,969,700	CZK	Jefferies Financial Services, Inc.	(215,839)
3/20/2019	24,300,000	USD	220,700,984	SEK	Jefferies Financial Services, Inc.	359,229
3/20/2019	739,111	USD	50,000,000	RUB	Jefferies Financial Services, Inc.	(17,911)
3/20/2019	2,100,000	USD	47,325,390	CZK	Jefferies Financial Services, Inc.	(4,624)
3/20/2019	25,282,149	USD	22,125,000	EUR	Jefferies Financial Services, Inc.	53,362
3/20/2019	31,600,000	USD	270,139,426	NOK	Jefferies Financial Services, Inc.	(32,128)
	Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts					$(6,128,709)

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FOREIGN EXCHANGE CONTRACTS
February 28, 2019

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of February 28, 2019 categorized by risk exposure:
Risk Exposure Category	Unrealized Appreciation/ (Depreciation)
Foreign exchange contracts	$(6,128,709)
Commodity contracts	3,060,907
Interest rate contracts	3,022,318
Equity contracts	(4,854,203)
Total	$(4,899,687)

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
February 28, 2019

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Forward foreign currency exchange contracts (“forward currency contracts”) are valued at the forward rate. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, including commercial paper investments, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Futures Contracts: Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust's Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 28, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$-	$179,193,425	$-	$179,193,425
Open Future Contracts	1,229,022	-	-	1,229,022
Total	$1,229,022	$179,193,425	$-	$180,422,447
Liabilities *	Level 1	Level 2	Level 3	Total
Forward Currency Contracts	$-	$6,128,709	$-	$6,128,709
Total	$-	$6,128,709	$-	$6,128,709

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for industry classifications.

Consolidation of Subsidiaries – Longboard Managed Futures Strategy Fund ("LMFS") with Longboard Fund Limited ("LFL-CFC") – The Consolidated Portfolio of Investments includes the accounts of LFL-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

LMFS may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with LMFS's investment objectives and policies.

LFL-CFC utilizes commodity based derivative products to facilitate LMFS's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, LMFS may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the LMFS Prospectus.

A summary of the LMFS's investments in the CFC is as follows:

	Inception Date of CFC	CFC Net Assets at February 28, 2019	% of Fund Net Assets at February 28, 2019
LFL-CFC	8/15/12	$29,981,055	12.42%

Foreign Currency - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, commodities risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations.

The value of the derivative instruments outstanding as of February 28, 2019, as disclosed in the Portfolio of Investments and the amount of unrealized gains and losses on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the fund.

Aggregate Unrealized Appreciation and Depreciation – Tax Basis
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$158,088,655	$29,055,978	$(7,951,208)	$21,104,770

Longboard Alternative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2019

Principal ($)				Fair Value
	SHORT-TERM INVESTMENTS - 66.2%
	U.S. TREASURY BILLS - 66.2%	Interest Rate ^	Maturity Date
4,400,000	United States Treasury Bill	0.00%	4/25/2019	$4,383,968
2,500,000	United States Treasury Bill	0.00%	5/16/2019	2,487,412
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,871,822)			6,871,380

		TOTAL INVESTMENT - 66.2% (Cost $6,871,822)		$6,871,380
		OTHER ASSETS LESS LIABILITIES - 33.8% (a)		3,509,704
		NET ASSETS - 100.0%		$10,381,084

(a) Includes unrealized appreciation on swap contract.
^ Zero Coupon Bond.

SWAP CONTRACTS
Notional Value at February 28, 2019	Description	Counterparty	Variable Rate Received	Maturity Date	Unrealized Appreciation
$10,527,294	Longboard USD Swap	Scotiabank	1m Libor + 40 bps on Longs; 1m Libor – (35-50bps) for General Collateral Shorts	2/26/2020	$1,916,166
	Total Net Unrealized Appreciation on Financial Index Swap Contract				$1,916,166

Additional Information — Total Return Basket Swaps *
The following table represents the top 50 individual positions and related values within the total return basket swap as of February 28, 2019. *

REFERENCE
ENTITY	Shares	Notional (a)	Net Unrealized Appreciation (Depreciation)
Common Stock
Chemicals
Air Products & Chemicals, Inc.	480	86,966	11,526

Distribution/Wholesale
Genuine Parts Co.	733	79,736	2,214

Diversified Financial Services
Ladder Capital Corp.	5,381	98,741	19,933

Electric
Alliant Energy Corp.	1,844	84,584	6,217
Ameren Corp.	1196	85,203	8,753
CMS Energy Corp.	1,631	88,726	9,183
DTE Energy Co.	706	87,233	6,932
Entergy Corp.	906	84,557	8,503
Exelon Corp.	1,896	92,127	10,687
			50,275
Electronics
Garmin Ltd.	1,250	104,963	28,020
Keysight Technologies, Inc.	1,241	104,753	20,159
			48,179
Engineering & Construction
SBA Communications Corp.	449	81,071	1,297

Food
Hormel Foods Corp.	1,920	83,251	3,176
Mondelez International, Inc.	1,655	78,050	2,135
			5,311
Gas
Atmos Energy Corp	873	86,296	7,486
Chesapeake Utilities Corp	903	81,279	6,904
National Fuel Gas Co	1,323	79,631	5,105
ONE Gas Inc	958	82,819	6,231
UGI Corp	1,631	89,542	5,155
			30,881

Longboard Alternative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2019
ENTITY	Shares	Notional (a)	Net Unrealized Appreciation (Depreciation)
Healthcare-Products
Hill-Rom Holdings, Inc.	798	84,628	17,488

Healthcare-Services
Anthem, Inc.	262	78,791	11,617
Community Health Systems, Inc.	2,531	90,331	18,133
			29,750
Insurance
Arthur J Gallagher & Co.	972	78,032	9,175
Marsh & McLennan Cos., Inc.	1,033	96,090	5,447
White Mountains Insurance Group Ltd.	104	97,697	10,138
Willis Towers Watson PLC	457	78,613	4,118
			28,878
Media
Twenty-First Century Fox, Inc.	3,806	191,384	14,335

Packaging & Containers
Sonoco Products Co.	1,408	81,509	4,874

Pharmaceuticals
Abbott Laboratories	1,316	102,148	18,341
Pfizer, Inc.	1,925	83,449	8,164
			26,505
Private Equity
Granite Point Mortgage Trust, Inc.	4,602	87,530	3,447

Retail
McDonald's Corp.	507	93,207	5,870
O'Reilly Automotive, Inc.	216	80,343	11,273
Yum! Brands, Inc.	948	89,586	5,816
			22,959
Real Estate Investment Trusts (REITS)
Ares Commercial Real Estate Corp.	5,230	79,810	6,696
Camden Property Trust	806	79,061	5,897
Cherry Hill Mortgage Investment Corp.	5,461	101,247	1,547
Chimera Investment Corp.	4,429	81,892	1,825
Duke Realty Corp.	2,692	79,602	4,465
EastGroup Properties, Inc.	827	87,381	11,743
Equity Commonwealth	3154	102,978	9,856
Equity LifeStyle Properties, Inc.	831	90,280	12,672
Great Ajax Corp.	6,142	81,259	2,943
National Health Investors, Inc.	1,051	82,010	2,332
PennyMac Mortgage Investment Trust	3,875	78,973	7,701
Redwood Trust, Inc.	5,191	79,422	(1,164)
Starwood Property Trust, Inc.	3,959	88,800	10,257
STORE Capital Corp.	2,758	89,552	11,714
UDR, Inc.	2,028	90,084	11,308
			99,792

* This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.
(a) Notional value represents the market value (including any fees or commissions) of the positions when they are established.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in swap contracts are priced daily based on the underlying equity securities held in the swap. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Forward foreign currency exchange contracts (“forward currency contracts”) are valued at the forward rate. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Swap Agreements – The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to equity price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

Futures Contracts: Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Trust's Board of Trustees (the "Board") . The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 28, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$-	$6,871,380	$-	$6,871,380
Swap Contract	-	1,916,166	-	1,916,166
Total	$-	$8,787,546	$-	$8,787,546

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for industry classifications.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, commodities risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Aggregate Unrealized Appreciation and Depreciation – Tax Basis
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$6,871,822	$1,916,166	$(442)	$1,915,724

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 4/29/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 4/29/2019

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 4/29/2019